NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 14. NET LOSS PER SHARE

Contingently issuable shares are included in basic and diluted earnings per share (“EPS") only when all specified contingencies other than time have been satisfied. Shares issuable in connection with the SEPA are excluded from basic EPS because issuances are contingent on meeting price thresholds, volume limitations, and regulatory caps. As those contingencies were not satisfied as of September 30, 2025, no shares issuable under the SEPA were included in the denominator of basic EPS for the three and nine months ended September 30, 2025.

Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised, vested, or converted into Common Stock, and is computed by dividing net income (loss) available to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period, adjusted for the effect of potentially dilutive shares of Common Stock using the treasury stock or if-converted methods, as applicable. Diluted EPS for the three and nine months ended September 30, 2025 and 2024 excluded the effect of potentially dilutive shares of Common Stock because the effect of their inclusion would be anti-dilutive or would decrease the reported loss per share.

Basic and diluted EPS presented for the three and nine months ended September 30, 2025 includes (i) 24,700,419 shares of Common Stock that the Company was required to issue but had not yet issued as of September 30, 2025 and (ii) 11,688,075 in Offering Pre-Funded Warrants issued but not yet exercised as of September 30, 2025.

The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

	Three and Nine Months Ended September 30,
	2025	2024
Offering Common Stock Warrants	123,454,232	185,642
Offering Pre-Funded Warrants	31,660,075	859,315
Offering Placement Agent Warrants	3,361,344	417,770
Junior Note Warrants	859,315	335,210
Public Warrants	417,770	19,892
Pre-Funded Warrants	—	837,116
June 2023 Senior Note Warrants	335,210	—
August 2024 Warrants Issued with Junior Notes	19,892	—
Stock options outstanding	41,068	—
Unvested restricted stock units	1,612	6,620
If-converted Common Stock from Series A Preferred Stock(1)	109,445	119,445
If-converted Common Stock from convertible notes	37,551,994	32,932,138
Total	197,811,957	35,713,148

(1)
Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.

NOTE 13. NET LOSS PER SHARE

Diluted earnings per share ("EPS") includes the dilutive effect of Common Stock equivalents and is computed using the weighted-average number of Common Stock and Common Stock equivalents outstanding during the reporting period. Diluted EPS during the years ended December 31, 2024 and 2023 excluded Common Stock equivalents because the effect of their inclusion would be anti-dilutive or would decrease the reported loss per share. The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

	Year ended December 31,
	2024	2023
Stock options outstanding	218,430	188,865
Junior Note Warrants	859,315	550,000
Public Warrants	417,770	417,770
June 2023 Senior Note Warrants	335,210	335,210
Pre-Funded Warrants	837,116	—
August 2024 Warrants Issued with Junior Notes	19,892	—
Unvested restricted stock units	4,562	22,213
If-converted Common Stock from Series A Preferred Stock(1)	119,445	151,945
If-converted Common Stock from convertible notes	16,657,280	335,661
Total	19,469,020	2,001,664

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(1)
Assumes that all shares of Series A Preferred Stock are converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00 (adjusted by the Reverse Stock Split), representing the maximum number of shares issuable to holders of Series A Preferred Stock.